Basis of Presentation and Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements
Other non-current assets	$ 1,767	$ 1,846	$ 1,507
Total Non-Current Assets	48,893	5,694	17,686
Total Assets	1,573,405	1,634,140	1,201,069
Second Lien Notes, net of unamortized debt discount and debt issuance costs (Note 4)		412,790	408,903
Total Non-Current Liabilities	709,749	709,566	530,540
Total Liabilities	897,170	879,908	655,881
Total Liabilities and Members' Equity	$ 1,573,405	1,634,140	1,201,069
ASU 2015-03
New Accounting Pronouncements
Other non-current assets		1,846	1,507
Total Non-Current Assets		5,694	17,686
Total Assets		1,634,140	1,201,069
Second Lien Notes, net of unamortized debt discount and debt issuance costs (Note 4)		412,790	408,903
Total Non-Current Liabilities		709,566	530,540
Total Liabilities		879,908	655,881
Total Liabilities and Members' Equity		1,634,140	1,201,069
ASU 2015-03 | Before
New Accounting Pronouncements
Debt issuance costs		14,196	16,626
Total Non-Current Assets		18,044	32,805
Total Assets		1,646,490	1,216,188
Second Lien Notes, net of unamortized debt discount		425,140	424,022
Total Non-Current Liabilities		721,916	545,659
Total Liabilities		892,258	671,000
Total Liabilities and Members' Equity		1,646,490	1,216,188
ASU 2015-03 | Adjustment
New Accounting Pronouncements
Debt issuance costs		(12,300)	(15,100)
Second Lien Notes, net of unamortized debt discount		$ 12,300	$ 15,100